RELATED PARTY TRANSACTIONS (Amounts Due From Shareholders) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Related Party Transaction [Line Items]
Due from shareholders	$ 6
Melco [Member]
Related Party Transaction [Line Items]
Due from shareholders	$ 6